Leases - Lease payments receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Percentage of total revenue corresponding to commercial revenue	41.00%
Total	$ 636,799
1 year or less
Disclosure of maturity analysis of operating lease payments [line items]
Total	90,914
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	248,986
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 296,899